Schedule of Notes Payable (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Notes Payable Convertible Notes Payable and Convertible Notes Payable Related Parties [Line Items]
(a) Term Note - bank	$ 0	$ 4,000,000
(b) Acquisition Note Payable	7,303,683	10,303,683
Convertible notes payable
Schedule Of Notes Payable Convertible Notes Payable and Convertible Notes Payable Related Parties [Line Items]
(c) Convertible Note Payable - related party	$ 0	$ 35,000